RELATED PARTY TRANSACTIONS (Due From Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanghai XinZhi Trading Co., Ltd. [Member] CNY	Dec. 31, 2012 Shanghai XinZhi Trading Co., Ltd. [Member] CNY	Dec. 31, 2013 Fujian Yun Tong Co., Ltd. [Member] CNY	Dec. 31, 2012 Fujian Yun Tong Co., Ltd. [Member] CNY	Dec. 31, 2013 Xiamen Shuiwu Co., Ltd. [Member] CNY	Dec. 31, 2012 Xiamen Shuiwu Co., Ltd. [Member] CNY	Dec. 31, 2013 Shanghai Dinuo Co., Ltd. [Member] CNY	Dec. 31, 2012 Shanghai Dinuo Co., Ltd. [Member] CNY	Dec. 31, 2013 Sun Yan [Member] CNY	Dec. 31, 2012 Sun Yan [Member] CNY
Related Party Transaction [Line Items]
Due from related parties	$ 910	5,509	6,818	2,894	2,457	1,408	1,766	980	220	136	1,425	91	950